Risk Report - Market Risk - Trading Market Risk Exposures - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Detail) - EUR (€)
€ in Millions
		Dec. 31, 2019	Dec. 31, 2018
Total [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3],[4],[5]	€ 389.4	€ 805.4
Global Credit Trading [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3],[4],[5]	139.0	383.6
Core Rates [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3],[4],[5]	134.7	388.6
Fixed Income & Currencies APAC [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3],[4],[5]	127.3	188.0
Emerging Markets, Debt [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3],[4],[5]	47.0	5.8
Other [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3],[4],[5],[6]	€ (58.5)	€ (160.5)

[1]	All liquidity horizons are set to 12 months.
[2]	Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2019 and December 31, 2018, respectively.
[3]	Business line breakdowns have been updated for 2019 reporting to better reflect the current business structure.
[4]	Business lines can have negative values due to short exposures but this is also impacted by the allocation process
[5]	IRC is allocated on a contributory basis to individual positions.
[6]	Other includes Capital Release Unit, central hedging components and other business lines with low IRC materiality.